Intangibles, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Intangibles, Net [Abstract]
Schedule of intangibles, net
	March 31,	December 31,
	2016	2015
Infinite-lived intangible assets:
FAA licenses	$550,000	$50,000

Finite-lived intangible assets:
STC costs	438,390	414,226
Accumulated amortization	-	-
	438,390	414,226

Software	82,240	82,240
Accumulated amortization	(15,019)	(8,582)
	67,221	73,658
Total intangible assets, net	$1,055,611	$537,884

	December 31,	December 31,
	2015	2014
Infinite-lived intangible assets:
FAA licenses	$50,000	$-

Finite-lived intangible assets:
STC costs	414,226	-
Accumulated amortization	-	-
	414,226	-

Software	82,240	33,951
Accumulated amortization	(8,582)	-
	73,658	33,951

Total intangible assets, net	$537,884	$33,951

Schedule of STC estimated amortization
Estimated STC Amortization
June 1, 2016 – December 31, 2016	$43,839
2017	87,678
2018	87,678
2019	87,678
2020	87,678
2021	43,839
Total	$438,390

Estimated STC Amortization
2016	$46,443
2017	92,845
2018	92,845
2019	92,845
2020	92,845
2021	46,443
Total	$464,226

Schedule of software amortization
Software Amortization
April 1, 2016 – December 31, 2016	$20,976
2017	27,413
2018	18,832
Total	$67,221

Software Amortization
2016	$27,413
2017	27,413
2018	18,832
Total	$73,658